Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Revenues by Geographic Area
The following presents our revenues by geographic area:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Latin America (1)	289.6	191.2	95.9
South East Asia	285.9	233.0	154.5
Middle East	210.9	147.8	37.7
West Africa	187.8	168.6	106.9
Europe	36.4	31.0	48.8
Total	1,010.6	771.6	443.8

Long-lived Assets by Geographic Areas
The following presents the net book value of our jack-up rigs by geographic area:

	As of December 31,
(In $ millions)	2024	2023
Latin America (1)	961.0	815.4
South East Asia	809.9	673.4
West Africa	434.8	444.8
Middle East	366.6	553.0
Europe	250.9	91.7
Total	2,823.2	2,578.3
(1) Latin America covers Mexico and Brazil. As of December 31, 2023, all of our jack-up rigs in this category were located in Mexico. For the years ended December 31, 2024, 2023 and 2022, all revenues generated in Latin America were generated in Mexico.
Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenue or operating profits generated by such assets during the associated periods.

Major Customers by Reporting Segments
The following customers accounted for more than 10% of our dayrate revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2024	2023	2022
Saudi Arabian Oil Company	14%	14%	4%
Eni S.p.A	13%	14%	10%
PTT Exploration and Production Public Company Limited	12%	5%	11%
Perfomex	3%	17%	14%
Total	42%	50%	39%